UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:September 30, 2001

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard L. Arvedlund
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Richard L. Arvedlund  Wilmington, Delaware  October 30, 2001

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 63
Form 13 F Information Table Value Total: 111,073

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp                   COM              001957109      326     5833 SH       SOLE                     5833
AT&T - Liberty Media Group     COM              001957208      248     6750 SH       SOLE                     6750
AllState Corp                  COM              020002101    11005   306769 SH       SOLE                   306769
American Home Products         COM              026609107     5029    87650 SH       SOLE                    87650
American International Group   COM              026874107      320     2732 SH       SOLE                     2732
Archstone Communities Trust    COM              039581103     1136    51800 SH       SOLE                    51800
Atlantic Richfield             COM              048825103     1400    16750 SH       SOLE                    16750
BEC Energy                     COM              05538M101     8584   208090 SH       SOLE                   208090
BP Amoco PLC - Spons ADR       COM              055622104      784     7230 SH       SOLE                     7230
Bell Atlantic Corp             COM              077853109    12957   198192 SH       SOLE                   198192
Bristol-Myers Squibb Co        COM              110122108     3237    45950 SH       SOLE                    45950
CVS Corp                       COM              126650100      203     4000 SH       SOLE                     4000
Chubb Corporation              COM              171232101     1122    16150 SH       SOLE                    16150
Cigna Corp                     COM              125509109     3289    36960 SH       SOLE                    36960
Cisco Systems Inc              COM              17275R102      239     3714 SH       SOLE                     3714
Coca-Cola Co                   COM              191216100      482     7780 SH       SOLE                     7780
Computer Sciences Corp         COM              205363104      692    10000 SH       SOLE                    10000
ConAgra                        COM              205887102      363    13650 SH       SOLE                    13650
Data General Corp              COM              237688106      149    10200 SH       SOLE                    10200
Dominion Resources, Inc. - VA  COM              257470104     1945    44900 SH       SOLE                    44900
DuPont E I de Nemours & Co     COM              263534109      225     3292 SH       SOLE                     3292
Duke Realty Investments Inc    COM              264411505      704    31200 SH       SOLE                    31200
Emerson Electric Co            COM              291011104      293     4650 SH       SOLE                     4650
Exxon                          COM              302290101     1266    16416 SH       SOLE                    16416
Fannie Mae                     COM              313586109      243     3565 SH       SOLE                     3565
Florida East Coast Inds        COM              340632108      912    20600 SH       SOLE                    20600
General Electric               COM              369604103     4069    36007 SH       SOLE                    36007
Genuine Parts Co               COM              372460105    10351   295750 SH       SOLE                   295750
Genzyme Corp - Genl Division   COM              372917104    13206   272290 SH       SOLE                   272290
Genzyme Surgical Products      COM              372917609      216    48919 SH       SOLE                    48919
HRPT Properties Trust          COM              40426W101     8266   539820 SH       SOLE                   539820
Halliburton Co                 COM              406216101    10808   238850 SH       SOLE                   238850
Hercules Inc                   COM              427056106      562    14300 SH       SOLE                    14300
Hewlett Packard Co             COM              428236103     4543    45200 SH       SOLE                    45200
Home Depot, Inc                COM              437076102      523     8124 SH       SOLE                     8124
Hospitality Properties Trust   COM              44106M102      486    17900 SH       SOLE                    17900
Household Intl                 COM              441815107     1381    29160 SH       SOLE                    29160
International Business Machine COM              459200101      966     7476 SH       SOLE                     7476
Johnson & Johnson              COM              478160104      328     3348 SH       SOLE                     3348
Kerr-McGee Corp                COM              492386107    11665   232426 SH       SOLE                   225426
KeySpan Corporation            COM              49337w100     9351   354525 SH       SOLE                   353725
Kmart                          COM              482584109      841    51000 SH       SOLE                    51000
Lucent Technologies            COM              549463107      390     5780 SH       SOLE                     5780
MCI Worldcom Inc               COM              55268B106      247     2870 SH       SOLE                     2870
McClatchy Company - Class A    COM              579489105      662    20000 SH       SOLE                    20000
Merck & Co                     COM              589331107     2060    27986 SH       SOLE                    27986
Microsoft Corp                 COM              594918104      909    10080 SH       SOLE                    10080
Minnesota Power Inc.           COM              604110106      336    16900 SH       SOLE                    16900
Modis Professional Services    COM              607830106      244    18000 SH       SOLE                    18000
Nationwide Health Pptys Inc    COM              638620104      191    10000 SH       SOLE                    10000
Nevada Power Co                COM              641423108     1604    64150 SH       SOLE                    64150
New Plan Excel Realty Trust    COM              648053106     7692   427320 SH       SOLE                   427320
Pepsico Inc                    COM              713448108      320     8267 SH       SOLE                     8267
Pfizer Inc                     COM              717081103      511     4687 SH       SOLE                     4687
Procter & Gamble               COM              742718109      542     6078 SH       SOLE                     6078
Public Service Enterprise Grou COM              744573106    12212   299210 SH       SOLE                   299210
Raytheon Company Class B       COM              755111408      260     3689 SH       SOLE                     3689
Reliant Energy Inc             COM              75952J108     2514    91000 SH       SOLE                    91000
Royal Dutch Petroleum NY GLDR  COM              780257804      446     7400 SH       SOLE                     7400
SBC Communications Inc         COM              78387G103      382     6594 SH       SOLE                     6594
Sara Lee Corp                  COM              803111103      262    11550 SH       SOLE                    11550
Schering-Plough                COM              806605101     1027    19566 SH       SOLE                    19566
Sierra Health Services         COM              826322109     4759   329650 SH       SOLE                   329650
Sovereign Bancorp Inc          COM              845905108     1025    84516 SH       SOLE                    84516
St. Paul Companies             COM              792860108      604    19000 SH       SOLE                    19000
Staples Inc                    COM              855030102      309    10000 SH       SOLE                    10000
Sun Microsystems Inc           COM              866810104      482     7000 SH       SOLE                     7000
Sunoco Inc.                    COM              86764P109     9424   312171 SH       SOLE                   296611
Tektronix Inc                  COM              879131100    10442   345900 SH       SOLE                   345900
U S West Inc                   COM              91273H101    11042   187950 SH       SOLE                   187950
Ultramar Diamond Shamrock      COM              904000106     1738    79700 SH       SOLE                    79700
Union Pacific Corp             COM              907818108     8522   146150 SH       SOLE                   146150
Vodafone Airtouch PLC-SP ADR   COM              92857t107      232     1178 SH       SOLE                     1178
Vulcan Materials Co            COM              929160109      241     5000 SH       SOLE                     5000
WEBS- Japan Index Series       COM              92923H889      722    57800 SH       SOLE                    57800
Wallace Computer Services Inc  COM              932270101     6582   263300 SH       SOLE                   263300
West Pharmaceutical Services I COM              955306105      370     9425 SH       SOLE                     9425
Bethlehem Steel $3.50 Conv Pfd PFD CV           087509501     1474    40800 SH       SOLE                    40800
Kmart Financing 7.75%  Cv Pfd  PFD CV           498778208     9300   158970 SH       SOLE                   158770
Laboratory Corp 8.50% Cv Prf S PFD CV           50540R201     4993    85175 SH       SOLE                    85175